Divestiture Transactions and Discontinued Operations (Debt Ratios) (Details) (Ameren Energy Generating Company [Member])	12 Months Ended
	Dec. 31, 2012
Minimum Required Ratio [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Interest coverage ratio, restricted payment	1.75	[1]
Interest coverage ratio, additional indebtedness	2.5	[2]
Debt-to-capital ratio, additional indebtedness	0.60	[2]
Actual Ratio [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Interest coverage ratio, restricted payment	2.6	[1]
Interest coverage ratio, additional indebtedness	2.6	[2]
Debt-to-capital ratio, additional indebtedness	0.44	[2]

[1]	As of the date of the restricted payment, as defined, the minimum ratio must have been achieved for the most recently ended four fiscal quarters and projected by management to be achieved for each of the subsequent four six-month periods. Investments in the non-state-regulated subsidiary money pool and repayments of non-state-regulated subsidiary money pool borrowings are not subject to this incurrence test.
[2]	Ratios must be computed on a pro forma basis considering the additional indebtedness to be incurred and the related interest expense. Non-state-regulated subsidiary money pool borrowings are defined as permitted indebtedness and are not subject to these incurrence tests. Other borrowings from third-party external sources are included in the definition of indebtedness and are subject to these incurrence tests.